Other Expenses (Details) - Schedule of other expenses - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Expenses [Abstract]
Advertising and promotion expenses	¥ 32,412,727	¥ 29,171,942	¥ 30,471,983
Litigation and attorney fees	7,680,633	18,697,784	33,267,682
Entertainment and travelling expenses	9,740,873	10,793,089	7,010,704
Office and commute expenses	7,791,694	10,711,801	9,120,261
Consulting fees	12,016,260	9,330,732	14,486,656
Communication expenses	2,424,242	3,861,529	2,495,071
Depreciation and amortization	2,244,279	3,821,788	6,047,226
Directors and officers liability insurance	3,474,151	3,545,117	4,232,722
Research and development expenses	760,465	1,602,095	9,960,607
Others	7,344,173	8,964,511	6,949,270
Total	¥ 85,889,497	¥ 100,500,388	¥ 124,042,182